LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-Term Debt [Line Items]
Current portion of unamortized deferred financing costs	$ 2,775	$ 720
2012 Studio City Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	3,436	9,747
2016 7.250% SC Secured Notes [Member] | 2016 Studio City Secured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	10,580	13,702
2016 5.875% SC Secured Notes [Member] | 2016 Studio City Secured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	2,260	4,580
Philippine Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	0	808
2017 Senior Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premium	22,904	25,821
Total Credit Facility [Member] | 2015 Credit Facilities [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	$ 4,428	$ 6,919